Annual Total Returns (Vanguard Energy Index Fund - Admiral Shares Retail) (Vanguard Energy Index Fund, Vanguard Energy Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Annual Total Return
2013	25.78%
2012	3.49%
2011	2.79%
2010	21.10%
2009	24.85%
2008	(39.34%)
2007	34.81%
2006	18.96%
2005	38.97%